RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2011
RELATED PARTY TRANSACTIONS
NOTE 13 - RELATED PARTY TRANSACTIONS

Certain directors and executive officers of the Company and companies in which they have significant ownership interest were customers of the Bank during 2011.  Total loans to such persons and their companies amounted to $4,934,060 as of December 31, 2011.  During the year ended December 31, 2011 principal payments totaled $1,350,737 and advances amounted to $1,653,622.

Deposits from related parties held by the Company as of December 31, 2011 and 2010 amounted to $812,864 and $4,408,009, respectively.

During 2011 and 2010, the Company paid $61,155 and $56,711, respectively, for rent and related expenses of the Company’s Granby branch office to a company of which a bank director is a principal.  The rent expense for the Granby branch included in Note 10 amounted to $44,935 in 2011 and $43,078 in 2010.